Interest-Bearing Liabilities - Summary of Interest-Bearing Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowings, current
Current part of non-current borrowings	kr 7,946	kr 72
Other borrowings, current	1,493	2,183
Total borrowings, current	9,439	2,255	kr 2,545
Borrowings, non-current
Notes and bond loans	21,898	21,875
Other borrowings, non-current	6,359	8,995
Total borrowings, non-current	28,257	30,870	kr 30,500
Total interest-bearing liabilities	kr 37,696	kr 33,125